Investment Risks	Aug. 04, 2025
abrdn Focused Emerging Markets ex-China Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Focused Emerging Markets ex-China Active ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Focused Emerging Markets ex-China Active ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Focused Emerging Markets ex-China Active ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Focused Emerging Markets ex-China Active ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Focused Emerging Markets ex-China Active ETF | Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus Risk – Funds that invest a greater proportion of their assets in the securities of a smaller number of issuers will be subject to greater volatility with respect to their investments than funds that invest in a larger number of securities.

abrdn Focused Emerging Markets ex-China Active ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Taiwan Risk. Including risks associated with investing in emerging markets, the Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.

abrdn Focused Emerging Markets ex-China Active ETF | Foreign Currency Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Focused Emerging Markets ex-China Active ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk –There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Focused Emerging Markets ex-China Active ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk – The Fund has entered into Authorized Participant AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Focused Emerging Markets ex-China Active ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk – Unlike certain exchange-traded funds (“ETFs”), the Fund expects to effect its redemptions partially for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

abrdn Focused Emerging Markets ex-China Active ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Focused Emerging Markets ex-China Active ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

abrdn Focused Emerging Markets ex-China Active ETF | ESG Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

abrdn Focused Emerging Markets ex-China Active ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk – To the extent that the Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.

abrdn Focused Emerging Markets ex-China Active ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Focused Emerging Markets ex-China Active ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn Focused Emerging Markets ex-China Active ETF | Mid-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Focused Emerging Markets ex-China Active ETF | Preferred Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Shares Risk – Preferred shares in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred shares on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

abrdn Focused Emerging Markets ex-China Active ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Financials Sector Risk. To the extent that the financials sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.

abrdn Focused Emerging Markets ex-China Active ETF | Small-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value.

abrdn Focused Emerging Markets ex-China Active ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn International Small Cap Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn International Small Cap Active ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn International Small Cap Active ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn International Small Cap Active ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn International Small Cap Active ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn International Small Cap Active ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

abrdn International Small Cap Active ETF | Foreign Currency Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn International Small Cap Active ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk – There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn International Small Cap Active ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk – The Fund has entered into Authorized Participant AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn International Small Cap Active ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk – Unlike certain exchange-traded funds (“ETFs”), the Fund expects to effect its redemptions partially for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

abrdn International Small Cap Active ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn International Small Cap Active ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

abrdn International Small Cap Active ETF | ESG Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

abrdn International Small Cap Active ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk – To the extent that the Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.

abrdn International Small Cap Active ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.

United Kingdom Risk. The United Kingdom (the “U.K.”) economy is heavily dependent on the services industries. Activity in the services industry is relatively stable, but decreases in new work available and inflation impact the services industry and economy as a whole. This is accompanied by difficulties in the European financial markets, governments, and central banks that may negatively impact the U.K. economy. Additionally, the U.K. economy may still be impacted by a process referred to as “Brexit,” which describes when the U.K. left the EU on January 31, 2020. On December 24, 2020, negotiators representing the U.K. and the EU came to a preliminary trade agreement, the EU-UK Trade and Cooperating Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and U.K,’s relationship. Despite the existence of the TCA, Certain aspects of the relationship between the U.K. and EU remain unresolved and subject to further negotiation and agreement. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU and the long-term effect and implications of Brexit.

abrdn International Small Cap Active ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn International Small Cap Active ETF | Mid-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk–Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn International Small Cap Active ETF | Preferred Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Shares Risk – Preferred shares in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred shares on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

abrdn International Small Cap Active ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

abrdn International Small Cap Active ETF | Small-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn International Small Cap Active ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.